First Trust Nasdaq Bank ETF Investment Strategy - First Trust Nasdaq Bank ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure the Index integrity. According to the Index Provider, the Index is designed to provide exposure to the 30 to 50 top factor-ranked securities from U.S. bank companies. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising the banks subsector of the Industry Classification Benchmark ("ICB"). According to the ICB, companies comprising this subsector are those with a banking license which derive the greatest portion of their revenue from providing a broad range of banking services, including retail banking, loans, and money transmissions and does not include investment banks. The Nasdaq US BenchmarkTM Index is a float adjusted market capitalization-weighted index designed to track the performance of securities assigned to the U.S. The Fund may invest in depositary receipts and companies with various market capitalizations. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must meet certain size, float and liquidity standards of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index Provider then ranks the remaining eligible stocks based on the aggregate of the following four factors: (1) net income; (2) return on assets; (3) momentum; and (4) book value. The book value factor is given limited weight and may serve as a tiebreaker. The Index Provider selects the securities that either have factor scores of 30 or lower, or rank among the top 75% with factor scores not exceeding 50. This ensures the Index consists of 30 to 50 Index securities. The Index assigns security weights based upon book value. However, the Index will not assign a security weight of greater than 8% and no more than five securities may be assigned the maximum 8% weight. All other securities are capped at 4% and no security may have a weight less than 0.50%. The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2025, the Index was composed of 50 securities with market capitalization ranges from $2.23 billion to $805.69 billion. As of June 30, 2025 the Fund had significant investments in financial companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2025, the Index was composed of 50 securities with market capitalization ranges from $2.23 billion to $805.69 billion. As of June 30, 2025 the Fund had significant investments in financial companies, although this may change from time to time.